Note 9 - Long-term Debt (Details) - Summary of Future Annual Loan Repayments for Long Term Debt (USD $)	Dec. 31, 2014
Summary of Future Annual Loan Repayments for Long Term Debt [Abstract]
2015	$ 19,512,000
2016	15,070,000
2017	9,275,000
2018	1,400,000
Thereafter	9,000,000
Total	$ 54,257,000